STOCK OPTION RESERVE (Tables)	9 Months Ended
Dec. 31, 2021
Stock Option Reserve
Disclosure Of Terms Stock Option Reserve Explanatory

	Nine Months Ended December 31,
	2021		2020
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of period	$11,468	$7,977	$10,618	$58
Share-based compensation expense	191	6,248	712	–
Expiration of unexercised stock options	–	–	–	(22)
Balance, end of period	$11,659	$14,225	$11,330	$36

Schedule of outstanding stock options

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	Nine Months Ended Dec. 31,		Nine Months Ended Dec. 31,		Nine Months Ended Dec. 31,
	2021	2020	2021	2020	2021	2020
Balance, beginning of period	868,000	–	–	2,980	1,924	2,599
Granted	–	–	–	–	–	–
Expired or forfeited	–	–	–	(2,980)	(649)	(675)
Balance, end of period	868,000	–	–	–	1,275	1,924
Exercisable, end of period	116,666	–	–	–	1,275	1,604

Schedule of weighted average exercise price and the remaining contractual life

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	As of December 31,		As of December 31,		As of December 31,
	2021	2020	2021	2020	2021	2020
Weighted average exercise price	$17.75	$–	$–	$–	$162.14	$163.80
Weighted average remaining contractual life (in years)	9.04	–	–	–	0.34	1.20